SUBSEQUENT EVENTS - Issuance of bonds (Details) - Senior Notes, January 28, 2020 $ in Billions	Jan. 28, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 1
Borrowing rate	4.375%
Borrowings term	10 years